SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Property, Plant and Equipment, Salvage Value, Percentage	3.00%
Customer One Concentration Risk [Member]
Concentration Risk, Percentage	50.00%	43.00%
Customer One Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	40.00%	45.00%
Customer Two Concentration Risk [Member]
Concentration Risk, Percentage	14.00%	12.00%
Customer Two Concentration Risk [Member] | Capital Lease Obligations [Member]
Concentration Risk, Percentage	13.00%	12.00%
Customer Three Concentration Risk [Member]
Concentration Risk, Percentage		11.00%